Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss) for the year	$ 4,358,847	$ 1,016,974
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold and silver bullion	(200,977)	(96,055)
Net change in unrealized (gains) losses on gold and silver bullion	(4,187,707)	(943,687)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	(141)	(97)
Increase (decrease) in accounts payable	111	619
Net cash provided by (used in) operating activities	(29,867)	(22,246)
Cash flows from investing activities
Sales of gold and silver bullion	35,334	25,548
Net cash provided by (used in) investing activities	35,334	25,548
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	15,423
Payments on redemption of Units (note 7)	(6,469)	(5,791)
Underwriting commissions and issue expenses	(17)
Net cash provided by (used in) financing activities	8,937	(5,791)
Net increase (decrease) in cash during the year	14,404	(2,489)
Cash at beginning of the year	4,415	6,904
Cash at end of the year	$ 18,819	$ 4,415